Segment Reporting	3 Months Ended
Mar. 31, 2019
Segment Reporting
Segment Reporting

19. Segment Reporting

The Group determines its operating segments from both business and geographic perspectives as follows:

(i)     Innovation Platform (Drug R&D): focuses on discovering, developing and commercializing targeted therapeutics in oncology and autoimmune diseases, and the provision of research and development services; and

(ii)    Commercial Platform: comprises of the manufacture, marketing and distribution of prescription and over‑the‑counter pharmaceuticals in the PRC as well as consumer health products through Hong Kong. The Commercial Platform is further segregated into two core business areas:

(a)Prescription Drugs: comprises the development, manufacture, distribution, marketing and sale of prescription pharmaceuticals; and

(b)Consumer Health: comprises the development, manufacture, distribution, marketing and sale of over‑the‑counter pharmaceuticals and consumer health products.

Innovation Platform and Prescription Drugs businesses under the Commercial Platform are primarily located in the PRC. The locations for Consumer Health business under the Commercial Platform are further segregated into the PRC and Hong Kong.

The performance of the reportable segments is assessed based on three measurements: (a) losses or earnings of subsidiaries before interest income, interest expense, income tax expenses and equity in earnings of equity investees, net of tax (“Adjusted (LBIT)/EBIT” or “Adjusted LBIT”),  (b) equity in earnings of equity investees, net of tax and (c) operating (loss)/profit.

The segment information is as follows:

	Three Months Ended March 31, 2018
	Innovation
	Platform	Commercial Platform
	Drug	Prescription	Consumer
	R&D	Drugs	Health
				Hong
	PRC	PRC	PRC	Kong	Subtotal	Unallocated	Total
	(in US$’000)
Revenue from external customers	7,417	35,471	3,438	6,011	44,920	—	52,337
Adjusted (LBIT)/EBIT	(24,427)	1,648	392	633	2,673	(3,176)	(24,930)
Interest income	20	10	3	14	27	1,219	1,266
Equity in earnings of equity investees, net of tax	(1,089)	13,314	2,805	—	16,119	—	15,030
Operating (loss)/profit	(25,496)	14,972	3,200	647	18,819	(1,957)	(8,634)
Interest expense	—	—	—	18	18	188	206
Income tax expense	9	445	108	104	657	899	1,565
Net (loss)/income attributable to the Company	(25,444)	13,933	2,585	261	16,779	(3,065)	(11,730)
Depreciation/amortization	782	34	6	5	45	7	834
Additions to non-current assets (other than financial instruments and deferred tax assets)	1,059	3	7	—	10	2	1,071

	As at December 31, 2018
	Innovation
	Platform	Commercial Platform
	Drug	Prescription	Consumer
	R&D	Drugs	Health
				Hong
	PRC	PRC	PRC	Kong	Subtotal	Unallocated	Total
	(in US$’000)
Total assets	100,388	118,445	67,352	11,686	197,483	234,247	532,118
Property, plant and equipment	15,223	204	71	418	693	700	16,616
Leasehold land	1,174	—	—	—	—	—	1,174
Goodwill	—	2,779	407	—	3,186	—	3,186
Other intangible asset	—	347	—	—	347	—	347
Investments in equity investees	8,514	68,812	60,992	—	129,804	—	138,318

	Three Months Ended March 31, 2019
	Innovation
	Platform	Commercial Platform
	Drug	Prescription	Consumer
	R&D	Drugs	Health
				Hong
	PRC	PRC	PRC	Kong	Subtotal	Unallocated	Total
	(in US$’000)
Revenue from external customers	5,778	37,849	3,342	5,199	46,390	—	52,168
Adjusted (LBIT)/EBIT	(32,318)	775	271	366	1,412	(5,417)	(36,323)
Interest income	99	14	11	1	26	1,551	1,676
Equity in earnings of equity investees, net of tax	70	14,049	2,991	—	17,040	—	17,110
Operating (loss)/profit	(32,149)	14,838	3,273	367	18,478	(3,866)	(17,537)
Interest expense	—	—	—	—	—	260	260
Income tax expense	47	228	93	43	364	898	1,309
Net (loss)/income attributable to the Company	(32,117)	14,321	2,761	135	17,217	(4,985)	(19,885)
Depreciation/amortization	1,097	40	6	22	68	40	1,205
Additions to non-current assets (other than financial instruments and deferred tax assets)	1,136	129	6	—	135	6	1,277

	As at March 31, 2019
	Innovation
	Platform	Commercial Platform
	Drug	Prescription	Consumer
	R&D	Drugs	Health
				Hong
	PRC	PRC	PRC	Kong	Subtotal	Unallocated	Total
	(in US$’000)
Total assets	77,773	144,381	71,260	10,423	226,064	235,460	539,297
Property, plant and equipment	15,653	315	73	364	752	631	17,036
Right-of-use assets	3,274	32	44	520	596	1,306	5,176
Leasehold land	1,196	—	—	—	—	—	1,196
Goodwill	—	2,852	407	—	3,259	—	3,259
Other intangible asset	—	340	—	—	340	—	340
Investments in equity investees	8,596	84,737	65,594	—	150,331	—	158,927

Revenue from external customers is after elimination of inter-segment sales. Sales between segments are carried out at mutually agreed terms.

There was one customer which accounted for over 10% of the Group’s revenue for the three months ended March 31, 2018 and 2019 respectively.

Unallocated expenses mainly represent corporate expenses which include corporate employee benefit expenses and the relevant share-based compensation expenses. Unallocated assets mainly comprise cash and cash equivalents and short-term investments.

A reconciliation of Adjusted LBIT to net loss is as follows:

	Three Months Ended
	March 31,
	2018	2019
	(in US$’000)
Adjusted LBIT	(24,930)	(36,323)
Interest income	1,266	1,676
Equity in earnings of equity investees, net of tax	15,030	17,110
Interest expense	(206)	(260)
Income tax expense	(1,565)	(1,309)
Net loss	(10,405)	(19,106)